Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of assets and liabilities measured at fair value on a recurring basis
The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of September 30, 2021 and December 31, 2020 (in thousands):

		Fair Value Measurements Using
	September 30, 2021	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$54,768	$54,768	$—	$—

Total assets	$54,768	$54,768	$—	$—

Liabilities
Private placement warrant liability	$1,495	$—	$—	$1,495
Earn-out liability	43,250	—	—	43,250

Total liabilities	$44,745	$—	$—	$44,745

		Fair Value Measurements Using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$15,216	$15,216	$—	$—

Total assets	$15,216	$15,216	$—	$—

Liabilities
Preferred stock warrant liability	$433	$—	$—	$433

Total liabilities	$433	$—	$—	$433

The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of December 31, 2020 and 2019 (in thousands):

		Fair Value Measurements Using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$15,216	$15,216	$—	$—

Total assets	$15,216	$15,216	$—	$—

Liabilities
Preferred stock warrant liability	$433	$—	$—	$433

Total liabilities	$433	$—	$—	$433

		Fair Value Measurements Using
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$3,427	$3,427	$—	$—

Total assets	$3,427	$3,427	$—	$—

Liabilities
Preferred stock warrant liability	$442	$—	$—	$442

Total liabilities	$442	$—	$—	$442

Preferred Stock Warrant Liability [Member]
Summary of fair value measurements inputs	The following key assumptions were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option pricing model as of December 31, 2020:

December 31, 2020
Fair value of Series C convertible preferred stock	$0.70
Expected volatility	96.3%
Risk-free interest rate	0.7%
Expected term (in years)	7.7
Expected dividend yield	—
The following key assumptions were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option pricing model as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Fair value of Series C convertible preferred stock	$0.70	$0.72
Expected volatility	96.3%	86.0%
Risk-free interest rate	0.7%	1.9%
Contractual term (in years)	7.7	8.7
Expected dividend yield	—	—

Summary of change in fair value of preferred stock warrant liability
The following table presents activity for the preferred stock warrant liability measured at fair value using significant unobservable Level 3 inputs during the nine months ended September 30, 2021 and 2020 (in thousands):

Series C Preferred Stock Warrant Liability
Balance at December 31, 2019	$442
Change in fair value	68

Balance at September 30, 2020	$510

Balance at December 31, 2020	$433
Issuance of new warrants	271
Change in fair value	153
Warrant exercises	(857)

Balance at September 30, 2021	$—

The following table presents activity for the preferred stock warrant liability measured at fair value using significant unobservable Level 3 inputs during the years ended December 31, 2020 and 2019 (in thousands):

Series C Preferred Stock Warrant Liability
Balance at December 31, 2018	$422
Change in fair value	20

Balance at December 31, 2019	442
Change in fair value	(9)

Balance at December 31, 2020	$433

Private Placement Warrants Liability [Member]
Summary of fair value measurements inputs	The following key assumptions were used in determining the fair value of the private placement warrant liability valued using the Black-Scholes option pricing model as of September 30, 2021 and August 25, 2021:

	September 30, 2021	As of August 25, 2021 at Initial Measurement
Common stock price	$14.05	$16.98
Expected volatility	65.0%	60.0%
Risk-free interest rate	1.0%	0.8%
Expected term (in years)	4.9	5.0
Expected dividend yield	—	—

Summary of change in fair value of preferred stock warrant liability
The following table presents activity for the private placement warrant liability measured at fair value using significant unobservable Level 3 inputs during the nine months ended September 30, 2021 (in thousands):

Private Placement Warrant Liability
Private Placement Warrants liability—August 25, 2021 (closing date)	$1,862
Change in fair value—Closing Date through September 30, 2021	(367)

Balance at September 30, 2021	$1,495